Long-Term Debt (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Nov. 16, 2014
Long Term Debt Textual [Abstract]
Original principal amount				$ 1,174
Note payable, interest rate			5.50%
Interest expense on long-term debt	$ 310	$ 11
Note payable - Celtic Bank [Member]
Long Term Debt Textual [Abstract]
Note payable term	15 years
Note payable date of commencement	Jul. 11, 2007
Original principal amount	$ 1,250
Accrued interest rate on prime rate, description	Prime Rate plus 2% (Prime rate 3.25% plus 2%)	Prime Rate plus 2% (Prime rate 3.25% plus 2%)
Note repayment date	January 2016
Note payable - B&B Merritt [Member]
Long Term Debt Textual [Abstract]
Note payable date of commencement	Jan. 01, 2015
Note payable, interest rate	10.00%
Debt instrument maturity date	Oct. 31, 2016
Debt conversion, description	Upon maturity or anytime prior, so long as the Company has not exercised its right to prepay this note, the lender can exercise its option to convert this note to equity in the Company, with 30 day advance written notice, and acquire up to 3,000 unrestricted Class A Common Shares of the Company at $1.00 per share. The principal amount along with any accrued interest thereon, if converted to equity shall be deemed fully paid.